Consolidated Balance Sheets Detail - Product Warranty (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty obligations as of beginning of the period	$ 33	$ 123	$ 204
Actual warranty experience	(10)	(44)	(140)
Transfer of warranty contribution liability from other accrued liabilities	5
Fiscal year warranty provision	9	39	82
Accrued warranty obligations as of end of the period	$ 8	$ 33	$ 123